INVESTMENTS	12 Months Ended
Dec. 31, 2016
Investments, Debt and Equity Securities [Abstract]
INVESTMENTS
 INVESTMENTS

Overview
The following table presents Citi’s investments by category:

	December 31,
In millions of dollars	2016	2015
Securities available-for-sale (AFS)	$299,424	$299,136
Debt securities held-to-maturity (HTM)(1)	45,667	36,215
Non-marketable equity securities carried at fair value(2)	1,774	2,088
Non-marketable equity securities carried at cost(3)	6,439	5,516
Total investments	$353,304	$342,955

(1)	Carried at adjusted amortized cost basis, net of any credit-related impairment.

(2)	Unrealized gains and losses for non-marketable equity securities carried at fair value are recognized in earnings.

(3)	Primarily consists of shares issued by the Federal Reserve Bank, Federal Home Loan Banks, foreign central banks and various clearing houses of which Citigroup is a member.

The following table presents interest and dividend income on investments:

In millions of dollars	2016	2015	2014
Taxable interest	$6,924	$6,414	$6,311
Interest exempt from U.S. federal income tax	483	215	439
Dividend income	175	388	445
Total interest and dividend income	$7,582	$7,017	$7,195

The following table presents realized gains and losses on the sale of investments, which excludes losses from other-than-temporary impairment (OTTI):

In millions of dollars	2016	2015	2014
Gross realized investment gains	$1,460	$1,124	$1,020
Gross realized investment losses	(512)	(442)	(450)
Net realized gains on sale of investments	$948	$682	$570

The Company has sold certain debt securities that were classified as HTM. These sales were in response to significant deterioration in the creditworthiness of the issuers or securities or because the Company has collected a substantial portion (at least 85%) of the principal outstanding at acquisition of the security. In addition, certain other securities were reclassified to AFS investments in response to significant credit deterioration. Because the Company generally intends to sell these reclassified securities, Citi recorded OTTI on the securities. The following table sets forth, for the periods indicated, the carrying value of HTM securities sold and reclassified to AFS, as well as the related gain (loss) or the OTTI losses recorded on these securities.

In millions of dollars	2016	2015	2014
Carrying value of HTM securities sold	$49	$392	$8
Net realized gain (loss) on sale of HTM securities	14	10	—
Carrying value of securities reclassified to AFS	150	243	889
OTTI losses on securities reclassified to AFS	(6)	(15)	(25)

Securities Available-for-Sale
The amortized cost and fair value of AFS securities were as follows:

	2016				2015
In millions of dollars	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
Debt securities AFS
Mortgage-backed securities(1)
U.S. government-sponsored agency guaranteed	$38,663	$248	$506	$38,405	$39,584	$367	$237	$39,714
Prime	2	—	—	2	2	—	—	2
Alt-A	43	7	—	50	50	5	—	55
Non-U.S. residential	3,852	13	7	3,858	5,909	31	11	5,929
Commercial	357	2	1	358	573	2	4	571
Total mortgage-backed securities	$42,917	$270	$514	$42,673	$46,118	$405	$252	$46,271
U.S. Treasury and federal agency securities
U.S. Treasury	$113,606	$629	$452	$113,783	$113,096	$254	$515	$112,835
Agency obligations	9,952	21	85	9,888	10,095	22	37	10,080
Total U.S. Treasury and federal agency securities	$123,558	$650	$537	$123,671	$123,191	$276	$552	$122,915
State and municipal	$10,797	$80	$757	$10,120	$12,099	$132	$772	$11,459
Foreign government	98,112	590	554	98,148	88,751	402	479	88,674
Corporate	17,195	105	176	17,124	19,492	129	291	19,330
Asset-backed securities(1)	6,810	6	22	6,794	9,261	5	92	9,174
Other debt securities	503	—	—	503	688	—	—	688
Total debt securities AFS	$299,892	$1,701	$2,560	$299,033	$299,600	$1,349	$2,438	$298,511
Marketable equity securities AFS	$377	$20	$6	$391	$602	$26	$3	$625
Total securities AFS	$300,269	$1,721	$2,566	$299,424	$300,202	$1,375	$2,441	$299,136

(1)
The Company invests in mortgage-backed and asset-backed securities. These securitizations are generally considered VIEs. The Company’s maximum exposure to loss from these VIEs is equal to the carrying amount of the securities, which is reflected in the table above. For mortgage-backed and asset-backed securitizations in which the Company has other involvement, see Note 21 to the Consolidated Financial Statements.

At December 31, 2016, the amortized cost of approximately 4,319 investments in equity and fixed income securities exceeded their fair value by $2,566 million. Of the $2,566 million, the gross unrealized losses on equity securities were $6 million. Of the remainder, $1,392 million represented unrealized losses on fixed income investments that have been in a gross-unrealized-loss position for less than a year and, of these, 98% were rated investment grade; and $1,168 million represented unrealized losses on fixed income investments that have been in a gross-unrealized-loss position for a year or more and, of these, 76% were rated investment grade. Of the $1,168 million mentioned above, $702 million represent state and municipal securities.
At December 31, 2016, the AFS mortgage-backed securities portfolio fair value balance of $42,673 million consisted of $38,405 million of government-sponsored agency securities, and $4,268 million of privately sponsored securities, substantially all of which were backed by non-U.S. residential mortgages.
As discussed in more detail below, Citi conducts periodic reviews of all securities with unrealized losses to evaluate whether the impairment is other-than-temporary. For debt securities which Citi plans to sell or more-likely-than-not will be required to sell, the entire impairment is recognized in the Consolidated Statement of Income. For those securities that the Company does not intend to sell and is not likely to be required to sell, only the credit-related impairment is recognized in earnings and any non-credit-related impairment is recorded in AOCI.
The following table shows the fair value of AFS securities that have been in an unrealized loss position:

	Less than 12 months		12 months or longer		Total
In millions of dollars	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses
December 31, 2016
Securities AFS
Mortgage-backed securities
U.S. government-sponsored agency guaranteed	$23,534	$436	$2,236	$70	$25,770	$506
Prime	1	—	—	—	1	—
Non-U.S. residential	486	—	1,276	7	1,762	7
Commercial	75	1	58	—	133	1
Total mortgage-backed securities	$24,096	$437	$3,570	$77	$27,666	$514
U.S. Treasury and federal agency securities
U.S. Treasury	$44,342	$445	$1,335	$7	$45,677	$452
Agency obligations	6,552	83	250	2	6,802	85
Total U.S. Treasury and federal agency securities	$50,894	$528	$1,585	$9	$52,479	$537
State and municipal	$1,616	$55	$3,116	$702	$4,732	$757
Foreign government	38,226	243	8,973	311	47,199	554
Corporate	7,011	129	1,877	47	8,888	176
Asset-backed securities	411	—	3,213	22	3,624	22
Other debt securities	5	—	—	—	5	—
Marketable equity securities AFS	19	2	24	4	43	6
Total securities AFS	$122,278	$1,394	$22,358	$1,172	$144,636	$2,566
December 31, 2015
Securities AFS
Mortgage-backed securities
U.S. government-sponsored agency guaranteed	$17,816	$141	$2,618	$96	$20,434	$237
Prime	—	—	1	—	1	—
Non-U.S. residential	2,217	7	825	4	3,042	11
Commercial	291	3	55	1	346	4
Total mortgage-backed securities	$20,324	$151	$3,499	$101	$23,823	$252
U.S. Treasury and federal agency securities
U.S. Treasury	$59,384	$505	$1,204	$10	$60,588	$515
Agency obligations	6,716	30	196	7	6,912	37
Total U.S. Treasury and federal agency securities	$66,100	$535	$1,400	$17	$67,500	$552
State and municipal	$635	$26	$4,450	$746	$5,085	$772
Foreign government	34,053	371	4,021	108	38,074	479
Corporate	7,024	190	1,919	101	8,943	291
Asset-backed securities	5,311	58	2,247	34	7,558	92
Other debt securities	27	—	—	—	27	—
Marketable equity securities AFS	132	3	1	—	133	3
Total securities AFS	$133,606	$1,334	$17,537	$1,107	$151,143	$2,441

The following table presents the amortized cost and fair value of AFS debt securities by contractual maturity dates:

	December 31,
	2016		2015
In millions of dollars	Amortized cost	Fair value	Amortized cost	Fair value
Mortgage-backed securities(1)
Due within 1 year	$132	$132	$114	$114
After 1 but within 5 years	736	738	1,408	1,411
After 5 but within 10 years	2,279	2,265	1,750	1,751
After 10 years(2)	39,770	39,538	42,846	42,995
Total	$42,917	$42,673	$46,118	$46,271
U.S. Treasury and federal agency securities
Due within 1 year	$4,945	$4,945	$3,016	$3,014
After 1 but within 5 years	101,369	101,323	107,034	106,878
After 5 but within 10 years	17,153	17,314	12,786	12,684
After 10 years(2)	91	89	355	339
Total	$123,558	$123,671	$123,191	$122,915
State and municipal
Due within 1 year	$2,093	$2,092	$3,289	$3,287
After 1 but within 5 years	2,668	2,662	1,781	1,781
After 5 but within 10 years	335	334	502	516
After 10 years(2)	5,701	5,032	6,527	5,875
Total	$10,797	$10,120	$12,099	$11,459
Foreign government
Due within 1 year	$32,540	$32,547	$25,898	$25,905
After 1 but within 5 years	51,008	50,881	43,514	43,464
After 5 but within 10 years	12,388	12,440	17,013	16,968
After 10 years(2)	2,176	2,280	2,326	2,337
Total	$98,112	$98,148	$88,751	$88,674
All other(3)
Due within 1 year	$2,629	$2,628	$2,354	$2,355
After 1 but within 5 years	12,339	12,334	14,035	14,054
After 5 but within 10 years	6,566	6,528	9,789	9,593
After 10 years(2)	2,974	2,931	3,263	3,190
Total	$24,508	$24,421	$29,441	$29,192
Total debt securities AFS	$299,892	$299,033	$299,600	$298,511

(1)	Includes mortgage-backed securities of U.S. government-sponsored agencies.

(2)	Investments with no stated maturities are included as contractual maturities of greater than 10 years. Actual maturities may differ due to call or prepayment rights.

(3)	Includes corporate, asset-backed and other debt securities.

Debt Securities Held-to-Maturity

The carrying value and fair value of debt securities HTM were as follows:

In millions of dollars	Amortized cost basis(1)	Net unrealized gains (losses) recognized in AOCI	Carrying value(2)	Gross unrealized gains	Gross unrealized (losses)	Fair value
December 31, 2016
Debt securities held-to-maturity
Mortgage-backed securities(3)
U.S. government agency guaranteed	$22,462	$33	$22,495	$47	$(186)	$22,356
Prime	31	(7)	24	10	(1)	33
Alt-A	314	(27)	287	69	(1)	355
Subprime	—	—	—	—	—	—
Non-U.S. residential	1,871	(47)	1,824	49	—	1,873
Commercial	14	—	14	—	—	14
Total mortgage-backed securities	$24,692	$(48)	$24,644	$175	$(188)	$24,631
State and municipal	$9,025	$(442)	$8,583	$129	$(238)	$8,474
Foreign government	1,339	—	1,339	—	(26)	1,313
Asset-backed securities(3)	11,107	(6)	11,101	41	(5)	11,137
Total debt securities held-to-maturity(4)	$46,163	$(496)	$45,667	$345	$(457)	$45,555
December 31, 2015
Debt securities held-to-maturity
Mortgage-backed securities(3)
U.S. government agency guaranteed	$17,648	$138	$17,786	$71	$(100)	$17,757
Prime	121	(78)	43	3	(1)	45
Alt-A	433	(1)	432	259	(162)	529
Subprime	2	—	2	13	—	15
Non-U.S. residential	1,330	(60)	1,270	37	—	1,307
Commercial	—	—	—	—	—	—
Total mortgage-backed securities	$19,534	$(1)	$19,533	$383	$(263)	$19,653
State and municipal	$8,581	$(438)	$8,143	$245	$(87)	$8,301
Foreign government	4,068	—	4,068	28	(3)	4,093
Asset-backed securities(3)	4,485	(14)	4,471	34	(41)	4,464
Total debt securities held-to-maturity(4)	$36,668	$(453)	$36,215	$690	$(394)	$36,511

(1)
For securities transferred to HTM from Trading account assets, amortized cost basis is defined as the fair value of the securities at the date of transfer plus any accretion income and less any impairments recognized in earnings subsequent to transfer. For securities transferred to HTM from AFS, amortized cost is defined as the original purchase cost, adjusted for the cumulative accretion or amortization of any purchase discount or premium, plus or minus any cumulative fair value hedge adjustments, net of accretion or amortization, and less any other-than-temporary impairment recognized in earnings.

(2)
HTM securities are carried on the Consolidated Balance Sheet at amortized cost basis, plus or minus any unamortized unrealized gains and losses and fair value hedge adjustments recognized in AOCI prior to reclassifying the securities from AFS to HTM. Changes in the values of these securities are not reported in the financial statements, except for the amortization of any difference between the carrying value at the transfer date and par value of the securities, and the recognition of any non-credit fair value adjustments in AOCI in connection with the recognition of any credit impairment in earnings related to securities the Company continues to intend to hold until maturity.

(3)
The Company invests in mortgage-backed and asset-backed securities. These securitizations are generally considered VIEs. The Company’s maximum exposure to loss from these VIEs is equal to the carrying amount of the securities, which is reflected in the table above. For mortgage-backed and asset-backed securitizations in which the Company has other involvement, see Note 21 to the Consolidated Financial Statements.

(4)
During the fourth quarter of 2016, securities with a total fair value of approximately $5.8 billion were transferred from AFS to HTM, comprised of $5 billion of U.S. government agency mortgage-backed securities and $830 million of municipal securities. During the second quarter of 2015, securities with a total fair value of approximately $7.1 billion were transferred from AFS to HTM, consisting of $7.0 billion of U.S. government agency mortgage-backed securities and $0.1 billion of obligations of U.S. states and municipalities. The transfer reflects the Company’s intent to hold these securities to maturity or to issuer call, in part, in order to reduce the impact of price volatility on AOCI and certain capital measures under Basel III. While these securities were transferred to HTM at fair value as of the transfer date, no subsequent changes in value may be recorded, other than in connection with the recognition of any subsequent other-than-temporary impairment and the amortization of differences between the carrying values at the transfer date and the par values of each security as an adjustment of yield over the remaining contractual life of each security. Any net unrealized holding losses within AOCI related to the respective securities at the date of transfer, inclusive of any cumulative fair value hedge adjustments, will be amortized over the remaining contractual life of each security as an adjustment of yield in a manner consistent with the amortization of any premium or discount.

The Company has the positive intent and ability to hold these securities to maturity or, where applicable, the exercise of any issuer call options, absent any unforeseen significant changes in circumstances, including deterioration in credit or changes in regulatory capital requirements.
The net unrealized losses classified in AOCI primarily relate to debt securities previously classified as AFS that have been transferred to HTM, and include any cumulative fair value hedge adjustments. The net unrealized loss amount also includes any non-credit-related changes in fair value of HTM securities that have suffered credit impairment recorded in earnings. The AOCI balance related to HTM securities is amortized over the remaining contractual life of the related securities as an adjustment of yield in a manner consistent with the accretion of any difference between the carrying value at the transfer date and par value of the same debt securities.

The table below shows the fair value of debt securities HTM that have been in an unrecognized loss position:

	Less than 12 months		12 months or longer		Total
In millions of dollars	Fair value	Gross unrecognized losses	Fair value	Gross unrecognized losses	Fair value	Gross unrecognized losses
December 31, 2016
Debt securities held-to-maturity
Mortgage-backed securities	$17	$—	$17,176	$188	$17,193	$188
State and municipal	2,200	58	1,210	180	3,410	238
Foreign government	1,313	26	—	—	1,313	26
Asset-backed securities	2	—	2,503	5	2,505	5
Total debt securities held-to-maturity	$3,532	$84	$20,889	$373	$24,421	$457
December 31, 2015
Debt securities held-to-maturity
Mortgage-backed securities	$935	$1	$10,301	$262	$11,236	$263
State and municipal	881	20	1,826	67	2,707	87
Foreign government	180	3	—	—	180	3
Asset-backed securities	132	13	3,232	28	3,364	41
Total debt securities held-to-maturity	$2,128	$37	$15,359	$357	$17,487	$394

Note: Excluded from the gross unrecognized losses presented in the above table are $(496) million and $(453) million of net unrealized losses recorded in AOCI as of December 31, 2016 and December 31, 2015, respectively, primarily related to the difference between the amortized cost and carrying value of HTM securities that were reclassified from AFS. Substantially all of these net unrecognized losses relate to securities that have been in a loss position for 12 months or longer at December 31, 2016 and December 31, 2015.
The following table presents the carrying value and fair value of HTM debt securities by contractual maturity dates:

	December 31,
	2016		2015
In millions of dollars	Carrying value	Fair value	Carrying value	Fair value
Mortgage-backed securities
Due within 1 year	$—	$—	$—	$—
After 1 but within 5 years	760	766	172	172
After 5 but within 10 years	54	55	660	663
After 10 years(1)	23,830	23,810	18,701	18,818
Total	$24,644	$24,631	$19,533	$19,653
State and municipal
Due within 1 year	$406	$406	$309	$305
After 1 but within 5 years	112	110	336	335
After 5 but within 10 years	363	367	262	270
After 10 years(1)	7,702	7,591	7,236	7,391
Total	$8,583	$8,474	$8,143	$8,301
Foreign government
Due within 1 year	$824	$818	$—	$—
After 1 but within 5 years	515	495	4,068	4,093
After 5 but within 10 years	—	—	—	—
After 10 years(1)	—	—	—	—
Total	$1,339	$1,313	$4,068	$4,093
All other(2)
Due within 1 year	$—	$—	$—	$—
After 1 but within 5 years	—	—	—	—
After 5 but within 10 years	513	514	—	—
After 10 years(1)	10,588	10,623	4,471	4,464
Total	$11,101	$11,137	$4,471	$4,464
Total debt securities held-to-maturity	$45,667	$45,555	$36,215	$36,511

(1)	Investments with no stated maturities are included as contractual maturities of greater than 10 years. Actual maturities may differ due to call or prepayment rights.

(2)	Includes corporate and asset-backed securities.

Evaluating Investments for Other-Than-Temporary Impairment

Overview
The Company conducts periodic reviews of all securities with unrealized losses to evaluate whether the impairment is other-than-temporary.
An unrealized loss exists when the current fair value of an individual security is less than its amortized cost basis. Unrealized losses that are determined to be temporary in nature are recorded, net of tax, in AOCI for AFS securities. Losses related to HTM securities generally are not recorded, as these investments are carried at adjusted amortized cost basis. However, for HTM securities with credit-related losses, the credit loss is recognized in earnings as OTTI and any difference between the cost basis adjusted for the OTTI and fair value is recognized in AOCI and amortized as an adjustment of yield over the remaining contractual life of the security. For securities transferred to HTM from Trading account assets, amortized cost is defined as the fair value of the securities at the date of transfer, plus any accretion income and less any impairment recognized in earnings subsequent to transfer. For securities transferred to HTM from AFS, amortized cost is defined as the original purchase cost, adjusted for the cumulative accretion or amortization of any purchase discount or premium, plus or minus any cumulative fair value hedge adjustments, net of accretion or amortization, and less any impairment recognized in earnings.
Regardless of the classification of the securities as AFS or HTM, the Company assesses each position with an unrealized loss for OTTI. Factors considered in determining whether a loss is temporary include:

•	the length of time and the extent to which fair value has been below cost;

•	the severity of the impairment;

•	the cause of the impairment and the financial condition and near-term prospects of the issuer;

•	activity in the market of the issuer that may indicate adverse credit conditions; and

•	the Company’s ability and intent to hold the investment for a period of time sufficient to allow for recovery of amortized cost basis.

The Company’s review for impairment generally entails:

•	identification and evaluation of impaired investments;

•
analysis of individual investments that have fair values less than amortized cost, including consideration of the length of time the investment has been in an unrealized loss position and the expected recovery period;

•
consideration of evidential matter, including an evaluation of factors or triggers that could cause individual investments to qualify as having other-than-temporary impairment and those that would not support other-than-temporary impairment; and

•	documentation of the results of these analyses, as required under business policies.

Debt Securities
The entire difference between amortized cost basis and fair value is recognized in earnings as OTTI for impaired debt securities that the Company has an intent to sell or for which the Company believes it will more-likely-than-not be required to sell prior to recovery of the amortized cost basis. However, for those securities that the Company does not intend to sell and is not likely to be required to sell, only the credit-related impairment is recognized in earnings and any non-credit-related impairment is recorded in AOCI.
For debt securities, credit impairment exists where management does not expect to receive contractual principal and interest cash flows sufficient to recover the entire amortized cost basis of a security.

Equity Securities
For equity securities, management considers the various factors described above, including its intent and ability to hold the equity security for a period of time sufficient for recovery to cost or whether it is more-likely-than-not that the Company will be required to sell the security prior to recovery of its cost basis. Where management lacks that intent or ability, the security’s decline in fair value is deemed to be other-than-temporary and is recorded in earnings. AFS equity securities deemed to be other-than-temporarily impaired are written down to fair value, with the full difference between fair value and cost recognized in earnings.
Management assesses equity method investments that have fair values that are less than their respective carrying values for OTTI. Fair value is measured as price multiplied by quantity if the investee has publicly listed securities. If the investee is not publicly listed, other methods are used (see Note 24 to the Consolidated Financial Statements).
For impaired equity method investments that Citi plans to sell prior to recovery of value or would likely be required to sell, with no expectation that the fair value will recover prior to the expected sale date, the full impairment is recognized in earnings as OTTI regardless of severity and duration. The measurement of the OTTI does not include partial projected recoveries subsequent to the balance sheet date.
For impaired equity method investments that management does not plan to sell and is not likely to be required to sell prior to recovery of value, the evaluation of whether an impairment is other-than-temporary is based on (i) whether and when an equity method investment will recover in value and (ii) whether the investor has the intent and ability to hold that investment for a period of time sufficient to recover the value. The determination of whether the impairment is considered other-than-temporary considers the following indicators, regardless of the time and extent of impairment:

•	the cause of the impairment and the financial condition and near-term prospects of the issuer, including any specific events that may influence the operations of the issuer;

•	the intent and ability to hold the investment for a period of time sufficient to allow for any anticipated recovery in market value; and

•	the length of time and extent to which fair value has been less than the carrying value.

The sections below describe the Company’s process for identifying credit-related impairments for security types that have the most significant unrealized losses as of December 31, 2016.

Mortgage-Backed Securities
For U.S. mortgage-backed securities (and in particular for Alt-A and other mortgage-backed securities that have significant unrealized losses as a percentage of amortized cost), credit impairment is assessed using a cash flow model that estimates the principal and interest cash flows on the underlying mortgages using the security-specific collateral and transaction structure. The model distributes the estimated cash flows to the various tranches of securities, considering the transaction structure and any subordination and credit enhancements that exist in that structure. The cash flow model incorporates actual cash flows on the mortgage-backed securities through the current period and then estimates the remaining cash flows using a number of assumptions, including default rates, prepayment rates, recovery rates (on foreclosed properties) and loss severity rates (on non-agency mortgage-backed securities).
Management develops specific assumptions using market data, internal estimates and estimates published by rating agencies and other third-party sources. Default rates are projected by considering current underlying mortgage loan performance, generally assuming the default of (i) 10% of current loans, (ii) 25% of 30–59 day delinquent loans, (iii) 70% of 60–90 day delinquent loans and (iv) 100% of 91+ day delinquent loans. These estimates are extrapolated along a default timing curve to estimate the total lifetime pool default rate. Other assumptions contemplate the actual collateral attributes, including geographic concentrations, rating actions and current market prices.
Cash flow projections are developed using different stress test scenarios. Management evaluates the results of those stress tests (including the severity of any cash shortfall indicated and the likelihood of the stress scenarios actually occurring based on the underlying pool’s characteristics and performance) to assess whether management expects to recover the amortized cost basis of the security. If cash flow projections indicate that the Company does not expect to recover its amortized cost basis, the Company recognizes the estimated credit loss in earnings.

State and Municipal Securities
The process for identifying credit impairments in Citigroup’s AFS and HTM state and municipal bonds is primarily based on a credit analysis that incorporates third-party credit ratings.  Citigroup monitors the bond issuers and any insurers providing default protection in the form of financial guarantee insurance.  The average external credit rating, ignoring any insurance, is Aa3/AA-.  In the event of an external rating downgrade or other indicator of credit impairment (i.e., based on instrument-specific estimates of cash flows or probability of issuer default), the subject bond is specifically reviewed for adverse changes in the amount or timing of expected contractual principal and interest payments.
For state and municipal bonds with unrealized losses that Citigroup plans to sell (for AFS only), would be more-likely-than-not required to sell (for AFS only) or will be subject to an issuer call deemed probable of exercise prior to the expected recovery of its amortized cost basis (for AFS and HTM), the full impairment is recognized in earnings.

Recognition and Measurement of OTTI
The following tables present total OTTI recognized in earnings:

OTTI on Investments and Other Assets	Year ended December 31, 2016
In millions of dollars	AFS(1)(2)	HTM	Other Assets(3)	Total
Impairment losses related to securities that the Company does not intend to sell nor will likely be required to sell:
Total OTTI losses recognized during the period	$3	$1	$—	$4
Less: portion of impairment loss recognized in AOCI (before taxes)	—	—	—	—
Net impairment losses recognized in earnings for securities that the Company does not intend to sell nor will likely be required to sell	$3	$1	$—	$4
Impairment losses recognized in earnings for securities that the Company intends to sell, would be more likely than not required to sell or will be subject to an issuer call deemed probable of exercise	246	38	332	616
Total impairment losses recognized in earnings	$249	$39	$332	$620

(1)	Includes OTTI on non-marketable equity securities.

(2)	Includes a $160 million impairment related to AFS securities affected by changes in the Venezuela exchange rate during the year ended December 31, 2016.

(3)	The impairment charge is related to the carrying value of an equity investment, which was sold in 2016.

OTTI on Investments and Other Assets	Year ended December 31, 2015
In millions of dollars	AFS(1)	HTM	Other Assets	Total
Impairment losses related to securities that the Company does not intend to sell nor will likely be required to sell:
Total OTTI losses recognized during the period	$33	$1	$—	$34
Less: portion of impairment loss recognized in AOCI (before taxes)	—	—	—	—
Net impairment losses recognized in earnings for securities that the Company does not intend to sell nor will likely be required to sell	$33	$1	$—	$34
Impairment losses recognized in earnings for securities that the Company intends to sell, would be more likely than not required to sell or will be subject to an issuer call deemed probable of exercise	182	43	6	231
Total impairment losses recognized in earnings	$215	$44	$6	$265

(1)	Includes OTTI on non-marketable equity securities.

OTTI on Investments and Other Assets	Year ended December 31, 2014
In millions of dollars	AFS(1)	HTM	Other Assets	Total
Impairment losses related to securities that the Company does not intend to sell nor will likely be required to sell:
Total OTTI losses recognized during the period	$21	$5	$—	$26
Less: portion of impairment loss recognized in AOCI (before taxes)	8	—	—	8
Net impairment losses recognized in earnings for securities that the Company does not intend to sell nor will likely be required to sell	$13	$5	$—	$18
Impairment losses recognized in earnings for securities that the Company intends to sell or more-likely-than-not will be required to sell before recovery	380	26	—	406
Total impairment losses recognized in earnings	$393	$31	$—	$424

(1)	Includes OTTI on non-marketable equity securities.

The following are 12-month rollforwards of the credit-related impairments recognized in earnings for AFS and HTM debt securities held that the Company does not intend to sell nor likely will be required to sell:

	Cumulative OTTI credit losses recognized in earnings on securities still held
In millions of dollars	Dec. 31, 2015 balance	Credit impairments recognized in earnings on securities not previously impaired	Credit impairments recognized in earnings on securities that have been previously impaired	Reductions due to credit-impaired securities sold, transferred or matured	Dec. 31, 2016 balance
AFS debt securities
Mortgage-backed securities	$—	$1	$—	$(1)	$—
State and municipal	12	—	—	(8)	4
Foreign government securities	5	—	—	(5)	—
Corporate	9	1	1	(6)	5
All other debt securities	47	—	—	(25)	22
Total OTTI credit losses recognized for AFS debt securities	$73	$2	$1	$(45)	$31
HTM debt securities
Mortgage-backed securities(1)	$132	$—	$—	$(31)	$101
Corporate	—	1	—	(1)	—
All other debt securities	4	—	—	(1)	3
Total OTTI credit losses recognized for HTM debt securities	$136	$1	$—	$(33)	$104

(1)	Primarily consists of Alt-A securities.

	Cumulative OTTI credit losses recognized in earnings on securities still held
In millions of dollars	Dec. 31, 2014 balance	Credit impairments recognized in earnings on securities not previously impaired	Credit impairments recognized in earnings on securities that have been previously impaired	Reductions due to credit-impaired securities sold, transferred or matured	Dec. 31, 2015 balance
AFS debt securities
Mortgage-backed securities	$1	$—	$—	$(1)	$—
State and municipal	4	8	—	—	12
Foreign government securities	6	—	—	(1)	5
Corporate	15	2	—	(8)	9
All other debt securities	48	23	—	(24)	47
Total OTTI credit losses recognized for AFS debt securities	$74	$33	$—	$(34)	$73
HTM debt securities
Mortgage-backed securities(1)	$246	$1	$—	$(115)	$132
Corporate	—	—	—	—	—
All other debt securities	5	—	—	(1)	4
Total OTTI credit losses recognized for HTM debt securities	$251	$1	$—	$(116)	$136

(1)	Primarily consists of Alt-A securities.
Investments in Alternative Investment Funds That Calculate Net Asset Value
The Company holds investments in certain alternative investment funds that calculate net asset value (NAV) or its equivalent, including hedge funds, private equity funds, funds of funds and real estate funds, as provided by third-party asset managers. Investments in such funds are generally classified as non-marketable equity securities carried at fair value. The fair values of these investments are estimated using the NAV of the Company’s ownership interest in the funds. Some of these investments are in “covered funds” for purposes of the Volcker Rule, which prohibits certain proprietary investment activities and limits the ownership of, and relationships with, covered funds. The deadline for compliance with the Volcker Rule is July 21, 2017, by which date Citi is required to sell those of its investments in covered funds prohibited by the rule. Citi has submitted an application to request an extension of the permitted holding period for certain of its investments in illiquid funds subject to the Volcker Rule. If an extension is not granted and such investments need to be divested, the Company may receive value that is lower than the reported NAV for these investments.

	Fair value		Unfunded commitments		Redemption frequency (if currently eligible) monthly, quarterly, annually	Redemption notice period
In millions of dollars	December 31, 2016	December 31, 2015	December 31, 2016	December 31, 2015
Hedge funds	$4	$3	$—	$—	Generally quarterly	10–95 days
Private equity funds(1)(2)	348	762	82	173	—	—
Real estate funds (2)(3)	56	130	20	21	—	—
Total	$408	$895	$102	$194	—	—

(1)	Private equity funds include funds that invest in infrastructure, emerging markets and venture capital.

(2)
With respect to the Company’s investments in private equity funds and real estate funds, distributions from each fund will be received as the underlying assets held by these funds are liquidated. It is estimated that the underlying assets of these funds will be liquidated over a period of several years as market conditions allow. Private equity and real estate funds do not allow redemption of investments by their investors. Investors are permitted to sell or transfer their investments, subject to the approval of the general partner or investment manager of these funds, which generally may not be unreasonably withheld.

(3)	Includes several real estate funds that invest primarily in commercial real estate in the U.S., Europe and Asia.